Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	Natixis Funds Trust I
Central Index Key	0000770540
Amendment Flag	false
Document Creation Date	Apr. 27, 2012
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012